Other provisions, contingent liabilities and contingent assets (Tables)	6 Months Ended
Jun. 30, 2023
Changes in other provisions [abstract]
Disclosure of change in provision

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2022/12/31		(used)	(unused)	2023/06/30
Provision for charges	61	—	(21)	16	56
TOTAL	61	—	(21)	16	56